CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Net income	$ 39,510	$ 37,037	$ 41,733
Other comprehensive income/(loss):
Change in foreign currency translation, net of tax effects of $50, $35 and $13, respectively	(137)	(112)	(15)
Change in unrecognized gains/losses on derivative instruments:
Change in fair value of derivatives, net of tax benefit/(expense) of $(297), $(351) and $73, respectively	1,390	522	(131)
Adjustment for net losses/(gains) realized and included in net income, net of tax expense/(benefit) of $(36), $255 and $220, respectively	149	(458)	(399)
Total change in unrecognized gains/losses on derivative instruments, net of tax	1,539	64	(530)
Change in unrealized gains/losses on marketable securities:
Change in fair value of marketable securities, net of tax benefit/(expense) of $(153), $458 and $(421), respectively	285	(791)	715
Adjustment for net losses/(gains) realized and included in net income, net of tax expense/(benefit) of $71, $82 and $68, respectively	(134)	(131)	(114)
Total change in unrealized gains/losses on marketable securities, net of tax	151	(922)	601
Total other comprehensive income/(loss)	1,553	(970)	56
Total comprehensive income	$ 41,063	$ 36,067	$ 41,789